Intangible Assets, Net (Details) - Schedule of Annual Estimated Amortization Expense for Intangible Assets ¥ in Thousands	Mar. 31, 2024 CNY (¥)
Schedule of Annual Estimated Amortization Expense for Intangible Assets [Abstract]
Amortization expenses, 2025	¥ 3,247
Amortization expenses, 2026	3,211
Amortization expenses, 2027	3,208
Amortization expenses, 2028	3,193
Amortization expenses, 2029	¥ 3,178